Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 41	€ 45	€ 42
Post-employment plans | Spain
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5	3	2
Interest cost (net)	27	28	42
Expected return on insurance contracts linked to pensions	(3)	(3)	(4)
Actuarial (gains)/losses recognised in the year	0	0	0
Past service cost	0	3	2
Pre-retirement cost	0	0	0
Other	(16)	(10)	(1)
Post-employment benefit expense in profit or loss, defined benefit plans	13	21	41
Other similar obligations | Spain
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Interest cost (net)	27	25	30
Expected return on insurance contracts linked to pensions	0	0	0
Actuarial (gains)/losses recognised in the year	(19)	0	7
Past service cost	0	0	13
Pre-retirement cost	389	303	160
Other	0	(4)	(1)
Post-employment benefit expense in profit or loss, defined benefit plans	€ 398	€ 325	€ 210